Related party disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	£ 21,000	£ 17,000	£ 19,000
– post-employment benefits	1,000	1,000	1,000
– share-based payments	12,000	13,000	17,000
Key management personnel compensation - total	34,000	31,000	37,000
Salary; fees; benefits; incentives
– salary	2,424,000	2,263,000	2,553,000
Pension; other emoluments
Total emoluments	21,000	17,000	19,000
Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	10,745	5,310	14,553
– post-employment benefits	276	248	320
Salary; fees; benefits; incentives
– salary	1,907	1,644	2,129
– taxable benefits	617	395	449
– short-term incentives	3,496	1,650	3,761
– long-term incentives	1,474	1,371	7,888
– buy-out	2,969	0	0
Sub-total	10,463	5,060	14,227
Pension; other emoluments
– other emoluments	6	2	6
Sub-total	282	250	326
Total emoluments	10,745	5,310	14,553
Chairman
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	728	705	729
Salary; fees; benefits; incentives
– fees	711	688	670
– taxable benefits	17	17	59
Sub-total	728	705	729
Pension; other emoluments
Total emoluments	728	705	729
Non-Executive Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	1,191	1,090	1,105
Salary; fees; benefits; incentives
– fees	1,112	1,059	1,027
– taxable benefits	79	31	78
Sub-total	1,191	1,090	1,105
Pension; other emoluments
Total emoluments	1,191	1,090	1,105
Total Directors
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	12,664	7,105	16,387
– post-employment benefits	276	248	320
Salary; fees; benefits; incentives
– salary	1,907	1,644	2,129
– fees	1,823	1,747	1,697
– taxable benefits	713	443	586
– short-term incentives	3,496	1,650	3,761
– long-term incentives	1,474	1,371	7,888
– buy-out	2,969	0	0
Sub-total	12,382	6,855	16,061
Pension; other emoluments
– other emoluments	6	2	6
Sub-total	282	250	326
Total emoluments	£ 12,664	£ 7,105	£ 16,387